Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Balance at beginning of period	$ (35)	$ (33)
Provision for credit losses
Purchases	7	10
Sales and maturities	(4)	(4)
Changes in risk, parameters and exposures	(14)	(12)
Exchange rate and other	6	4
Balance at end of period	(40)	(35)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6	4
Provision for credit losses
Purchases	7	10
Sales and maturities	(4)	(4)
Changes in risk, parameters and exposures	(4)	(4)
Balance at end of period	5	6
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(41)	(37)
Provision for credit losses
Changes in risk, parameters and exposures	(10)	(8)
Exchange rate and other	6	4
Balance at end of period	$ (45)	$ (41)